Revenues (Tables)	12 Months Ended
Jun. 30, 2026
Revenues [Abstract]
Schedule of Company’s Revenues Disaggregated by Service

The following table presents the Company’s revenues disaggregated by service lines for the fiscal years ended June 30, 2026, 2025 and 2024:

	For the years ended June 30,
	2024	2025	2026
	HKD	HKD	HKD	US$
Cloud services and data center managed services	$41,404,258	$14,388,087	$17,484,127	$2,229,549
Telecommunication, consultancy and related services	8,046,176	8,693,007	4,500,676	573,920
Total revenues	$49,450,434	$23,081,094	$21,984,803	$2,803,469

Schedule of Company’s Revenues Disaggregated by the Timing of Revenue Recognition

The following table presents the Company’s revenues disaggregated by the timing of revenue recognition for the years ended June 30, 2026, 2025 and 2024:

	For the years ended June 30,
	2024	2025	2026
	HKD	HKD	HKD	US$
Service transferred over time	$49,450,434	$23,081,094	$21,984,803	$2,803,469

Schedule of Major Geographic Areas

Revenue, classified by the major geographic areas in which our customers were located, was as follows:

	For the years ended June 30,
	2024	2025	2026
	HKD	HKD	HKD	US$
Hong Kong	$31,278,159	$12,258,708	$10,874,897	$1,386,750
Malaysia	10,400,382	9,029,920	11,109,906	1,416,719
Others	7,771,893	1,792,466	-	-
Total revenues	$49,450,434	$23,081,094	$21,984,803	$2,803,469

Schedule of Amount of Transaction Prices Allocated to the Remaining Performance Obligations

The amounts of transaction prices allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as of June 30 are as follows:

	As of June 30,
	2025	2026
	HKD	HKD	US$
Amounts expected to be recognized as revenue:
Within one year	$2,086,957	$-	$-
After one year	1,565,217	-	-
	$3,652,174	$-	$-

Schedule of Amounts of Revenue Recognized in the Current Reporting Period that was Included in Contract Liabilities

The following table shows the amounts of revenue recognized in the current reporting period that was included in contract liabilities at the beginning of the reporting period:

	For the years ended June 30,
	2024	2025	2026
	HKD	HKD	HKD	US$
Revenue recognized that was included in contract liabilities at the beginning of the reporting period:
Cloud services and data center managed services	$1,876,000	$-	$-	$-
Telecommunication, consultancy and related services	1,911,587	1,739,130	1,652,174	210,683
Total revenues	$3,787,587	$1,739,130	$1,652,174	$210,683